Goodwill And Intangible Assets (Summary Of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 571.3	$ 334.6
Additions	663.0	236.7
Other activity	(36.0)
Goodwill, Ending Balance	1,198.3	571.3
Transportation Finance [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	252.0	183.1
Additions		68.9
Other activity	(7.0)
Goodwill, Ending Balance	245.0	252.0
Commercial Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	290.3	122.5
Additions	288.8	167.8
Goodwill, Ending Balance	579.1	290.3
Consumer And Community Banking [Member]
Goodwill [Line Items]
Additions	374.2
Goodwill, Ending Balance	374.2
CIT Group Inc. [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	334.6
Goodwill, Ending Balance	$ 319.6	$ 334.6